Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000004014
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	Investor Class
Trading Symbol	PRLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Latin America Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - Investor Class	$80	1.47%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.47%
AssetsNet	$ 523,127,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	23.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$523,127
Number of Portfolio Holdings	45

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	32.8%
Materials	17.6
Industrials & Business Services	12.4
Energy	11.7
Consumer Staples	10.8
Utilities	4.9
Health Care	2.6
Real Estate	2.1
Consumer Discretionary	1.7
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Petroleo Brasileiro	10.1%
Itau Unibanco Holding	9.7
NU Holdings	6.3
Grupo Mexico	5.8
Vale	5.0
Fomento Economico Mexicano	3.8
Banco BTG Pactual	3.7
Credicorp	3.5
Cemex	3.1
Cia de Saneamento Basico do Estado de Sao Paulo	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184319
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	I Class
Trading Symbol	RLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Latin America Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - I Class	$59	1.08%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%
AssetsNet	$ 523,127,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	23.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$523,127
Number of Portfolio Holdings	45

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	32.8%
Materials	17.6
Industrials & Business Services	12.4
Energy	11.7
Consumer Staples	10.8
Utilities	4.9
Health Care	2.6
Real Estate	2.1
Consumer Discretionary	1.7
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Petroleo Brasileiro	10.1%
Itau Unibanco Holding	9.7
NU Holdings	6.3
Grupo Mexico	5.8
Vale	5.0
Fomento Economico Mexicano	3.8
Banco BTG Pactual	3.7
Credicorp	3.5
Cemex	3.1
Cia de Saneamento Basico do Estado de Sao Paulo	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225811
Shareholder Report [Line Items]
Fund Name	Latin America Fund
Class Name	Z Class
Trading Symbol	TRZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Latin America Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Latin America Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 523,127,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	23.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$523,127
Number of Portfolio Holdings	45

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	32.8%
Materials	17.6
Industrials & Business Services	12.4
Energy	11.7
Consumer Staples	10.8
Utilities	4.9
Health Care	2.6
Real Estate	2.1
Consumer Discretionary	1.7
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Petroleo Brasileiro	10.1%
Itau Unibanco Holding	9.7
NU Holdings	6.3
Grupo Mexico	5.8
Vale	5.0
Fomento Economico Mexicano	3.8
Banco BTG Pactual	3.7
Credicorp	3.5
Cemex	3.1
Cia de Saneamento Basico do Estado de Sao Paulo	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless